NATURE OF BUSINESS - Acquisition and Purchase Agreements - Narrative (Details)				12 Months Ended
	Oct. 18, 2021 USD ($) shares	Oct. 14, 2021 USD ($) $ / oz	Apr. 15, 2021 USD ($) $ / oz shares	Dec. 31, 2021 USD ($)	May 10, 2021 USD ($)	Apr. 15, 2021 $ / shares	Dec. 15, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred consideration				$ 42,543,000
South Arturo
Disclosure of detailed information about business combination [line items]
Proportion of ownership		40.00%
Osgood Mining Company LLC Acquisition
Disclosure of detailed information about business combination [line items]
Cash			$ 23,000,000
Shares issued (in shares) | shares			13,036,846
Warrants to purchase of common shares (in shares) | shares			12,071,152
Period following closing date			36 months
Exercise price per common share (in per shares) | $ / shares						$ 3.64
Contingent value rights , payment to waterton amount			$ 5,000,000.0
Contingent value rights , additional payment to waterton amount			$ 5,000,000
Period for change in price consecutive day			60 days
Contingent price increase per ounce | $ / oz			2,000
Transaction costs			$ 309,000
Asset Exchange with Nevada Gold Mines LLC
Disclosure of detailed information about business combination [line items]
Contingent price increase per ounce | $ / oz		25
Contingent consideration		$ 50,000,000
Reimbursement amount		7,331,000
Proceeds from shares issued		47,700,000
Transaction costs		$ 3,289,000
Christison Purchase Agreement
Disclosure of detailed information about business combination [line items]
Cash							$ 10,000,000
Christison Purchase Agreement | Premier
Disclosure of detailed information about business combination [line items]
Cash					$ 2,500,000		7,500,000
Christison Purchase Agreement | Common shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer							$ 5,000,000
Christison Purchase Agreement | Common shares | Premier
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 2,430,488
Acquisition of Ruby Hill
Disclosure of detailed information about business combination [line items]
Cash	$ 75,000,000
Equity interests of acquirer	$ 8,000,000
Percentage owned	100.00%
Business acquisition, equity interest issued or issuable (in shares) | shares	3,191,358
Contingent liabilities recognised as of acquisition date	$ 67,000,000
Increase (decrease) in contingent consideration asset (liability)	$ (47,000,000)
Transaction costs				$ 1,200,000
Early prepayment options, discounted rate	7.50%
Acquisition of Ruby Hill | First Milestone Payment
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 17,000,000
Prepayment period options	15 months
Acquisition of Ruby Hill | First Milestone Payment | Minimum
Disclosure of detailed information about business combination [line items]
Prepayment period options	60 days
Acquisition of Ruby Hill | First Milestone Payment | Maximum
Disclosure of detailed information about business combination [line items]
Prepayment period options	15 months
Acquisition of Ruby Hill | First Milestone Payment | At fair value
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 17,000,000
Acquisition of Ruby Hill | Second Milestone Payment
Disclosure of detailed information about business combination [line items]
Deferred consideration	15,000,000
Consideration reduce, subject to early prepayment option	5,000,000
Deferred consideration, subject to early prepayment condition to share amount option	$ 7,500,000
Acquisition of Ruby Hill | Second Milestone Payment | Minimum
Disclosure of detailed information about business combination [line items]
Prepayment period options	60 days
Acquisition of Ruby Hill | Second Milestone Payment | Maximum
Disclosure of detailed information about business combination [line items]
Prepayment period options	24 months
Acquisition of Ruby Hill | Second Milestone Payment | At fair value
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 10,000,000
Acquisition of Ruby Hill | Third Milestone Payment
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 15,000,000
Acquisition of Ruby Hill | Third Milestone Payment | Minimum
Disclosure of detailed information about business combination [line items]
Prepayment period options	90 days
Acquisition of Ruby Hill | Third Milestone Payment | Maximum
Disclosure of detailed information about business combination [line items]
Prepayment period options	30 months
Acquisition of Ruby Hill | Third Milestone Payment | At fair value
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 20,000,000
Acquisition of Ruby Hill | Fourth Milestone Payment
Disclosure of detailed information about business combination [line items]
Deferred consideration	20,000,000
Consideration reduce, subject to early prepayment option	20,000,000
Deferred consideration, subject to early prepayment condition to share amount option	$ 10,000,000
Subject to early prepayment option, period	24 months
Percentage subject to early prepayment condition, not to exceed	9.99%
Acquisition of Ruby Hill | Fourth Milestone Payment | Minimum
Disclosure of detailed information about business combination [line items]
Prepayment period options	90 days
Acquisition of Ruby Hill | Fourth Milestone Payment | Maximum
Disclosure of detailed information about business combination [line items]
Prepayment period options	36 months
Acquisition of Ruby Hill | Fourth Milestone Payment | At fair value
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 20,000,000